GS MORTGAGE SECURITIES CORP

Exhibit 99.1 - Schedule 10

Data Compare Summary (Total)
Run Date - 6/4/2026 12:52:07 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Street	0	1,366	0.00%	1,366
City	0	1,366	0.00%	1,366
State	0	1,366	0.00%	1,366
Zip	0	1,366	0.00%	1,366
Borrower First Name	0	1,366	0.00%	1,366
Borrower Last Name	0	1,366	0.00%	1,366
Borrower SSN	0	1,362	0.00%	1,366
Original Loan Amount	0	1,366	0.00%	1,366
Original Interest Rate	0	1,366	0.00%	1,366
Representative FICO	0	1,366	0.00%	1,366
Property Type	0	1,366	0.00%	1,366
Occupancy	0	1,366	0.00%	1,366
Purpose	0	1,366	0.00%	1,366
Refi Purpose	0	691	0.00%	1,366
Balloon Flag	0	1,362	0.00%	1,366
Original CLTV	0	1,366	0.00%	1,366
Original LTV	0	1,366	0.00%	1,366
Prepayment Penalty Period (months)	0	1,362	0.00%	1,366
Lender	0	1,362	0.00%	1,366
Product Description	0	1,362	0.00%	1,366
Has FTHB	0	1,362	0.00%	1,366
Investor: Qualifying Total Debt Ratio	0	1,362	0.00%	1,366
Escrow Account	0	1,362	0.00%	1,366
PITIA Reserves Months	0	1,362	0.00%	1,366
Margin	0	2	0.00%	1,366
Note Date	0	4	0.00%	1,366
Amortization Term	0	4	0.00%	1,366
Amortization Type	0	4	0.00%	1,366
Lien Position	0	4	0.00%	1,366
# of Units	0	4	0.00%	1,366
Borrower FTHB	0	4	0.00%	1,366
Total	0	32,099	0.00%	1,366